Inventories	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Inventories

10.	Inventories

	December 31, 2020
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000
Raw materials	2,181,890	(79,815)	2,102,075

	December 31, 2021
	Cost	Allowance for impairment losses	Carrying amount
	NT$000	NT$000	NT$000
Raw materials	3,328,763	(121,586)	3,207,177

The cost of inventories recognized as an expense for the year:

	Year ended December 31,
	2019	2020	2021
	NT$000	NT$000	NT$000
Cost of revenue	16,372,032	17,957,568	20,103,735
Loss on abandonment	12,369	5,323	552
Allowance for inventory valuation and obsolescence loss	27,341	16,317	41,770

	16,411,742	17,979,208	20,146,057

a)	Allowance for inventory valuation and obsolescence loss was recognized due to the change in net realizable value.

b)	No inventories of the Group were pledged to others.